Franchise arrangements (Tables)	12 Months Ended
Dec. 31, 2018
Franchise Arrangements [Line Items]
Schedule of Revenues From Franchised Restaurants
Revenues from franchised restaurants for fiscal years 2018, 2017 and 2016 consisted of:

	2018	2017	2016
Rent	$148,094	$155,405	$123,311
Initial fees (i) (ii)	195	1,205	1,386
Royalty fees (iii)	673	659	599
Total	$148,962	$157,269	$125,296

(i)	Presented net of initial fees paid to McDonald’s Corporation for $1,323, $1,417 and $1,588 in 2018, 2017 and 2016, respectively.

(ii)
On January 1, 2018, the Company adopted ASC 606 “Revenue Recognition - Revenue from Contracts with Customers”. As such, initial franchise fees received are deferred over the term of the franchise agreement. See Note 3 Revenue Recognition, for details.

(iii)	Presented net of royalties fees paid to McDonald’s Corporation for $57,733, $64,806 and $50,839 in 2018, 2017 and 2016, respectively.

Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2018, future minimum payments required under existing operating leases with initial terms of one year or more are:

	Restaurant	Other	Total (i)
2019	$137,049	$6,427	$143,476
2020	122,163	6,090	128,253
2021	106,503	4,685	111,188
2022	91,112	2,335	93,447
2023	77,830	2,206	80,036
Thereafter	409,694	9,771	419,465
Total minimum payment	$944,351	$31,514	$975,865

(i) For sites that have lease escalations tied to an index, future minimum payments reflect the current index adjustments through December 31, 2018. In addition, future minimum payments exclude renewal options provided by government’s regulation that have not yet been exercised.

Rent Payments Due To Company
Franchise Arrangements [Line Items]
Schedule of Future Minimum Rental Payments for Operating Leases
At December 31, 2018, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2019	$5,965	$60,578	$66,543
2020	5,503	57,009	62,512
2021	4,952	51,809	56,761
2022	4,254	45,335	49,589
2023	3,552	37,394	40,946
Thereafter	15,356	155,948	171,304
Total	$39,582	$408,073	$447,655